Fair Value Measurements and Financial Instruments - Narrative (Details) - $ / shares			6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Jan. 25, 2022	Jan. 24, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to expiry (in years)	3 years 6 months 25 days	4 years 25 days
Volatility (in percent)	56.70%	50.40%
Risk free rate of return (in percent)	4.40%	4.10%
PIPE Warrant, the Liberty Warrants and Liberty Advisory Fee Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to expiry (in years)			3 years 7 months 6 days
Volatility (in percent)			57.00%
Risk free rate of return (in percent)			4.40%
Sponsor Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to expiry (in years)			3 years 7 months 6 days
Volatility (in percent)			57.00%
Risk free rate of return (in percent)			4.40%
$8.63 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to expiry (in years)			3 years 7 months 6 days
Volatility (in percent)			52.00%
Risk free rate of return (in percent)			4.40%
Warrant price (in usd per share)				$ 8.63	$ 11.50